provisions (Tables)	6 Months Ended
Jun. 30, 2021
provisions
Schedule of other provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at April 1, 2021	$664	$38	$203	$124	$1,029
Additions	—	19	8	7	34
Reversals	—	—	(2)	(1)	(3)
Uses	—	(10)	—	(25)	(35)
Interest effects	3	—	3	—	6
Effects of foreign exchange, net	—	—	—	—	—
As at June 30, 2021	$667	$47	$212	$105	$1,031
As at January 1, 2021 [1]	$661	$42	$202	$129	$1,034
Additions	—	34	8	25	67
Reversals	—	—	(2)	(3)	(5)
Uses	(1)	(29)	—	(45)	(75)
Interest effects	7	—	4	—	11
Effects of foreign exchange, net	—	—	—	(1)	(1)
As at June 30, 2021	$667	$47	$212	$105	$1,031
Current	$6	$40	$—	$25	$71
Non-current	661	7	212	80	960
As at June 30, 2021	$667	$47	$212	$105	$1,031

1	The opening balance of written put options and contingent consideration has been adjusted as set out in Note 18(c).